Intangible Assets, Net (Details) - Schedule of intangible assets net - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Less: Accumulated amortization	$ (1,426,334)	$ (957,000)
Intangible assets, net	3,508,533	3,977,867
Customer Relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	168,583	168,583
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	2,130,269	2,130,269
Non-Compete Agreements [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets net [Line Items]
Intangible assets, gross	$ 2,636,015	$ 2,636,015